Schedule of investments
Delaware Growth Equity Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.81%♦
Communication Services — 6.61%
Alphabet Class A †	7,870	$ 22,799,705
Meta Platforms Class A †	51,660	17,375,841
		40,175,546
Consumer Discretionary — 16.00%
Amazon.com †	4,460	14,871,156
AutoZone †	7,710	16,163,167
Deckers Outdoor †	44,650	16,355,741
Lowe's	64,360	16,635,773
Target	65,131	15,073,919
Tempur Sealy International	383,690	18,044,941
		97,144,697
Consumer Staples — 2.78%
Costco Wholesale	29,700	16,860,690
		16,860,690
Financials — 8.71%
American Express	79,300	12,973,480
Ameriprise Financial	50,070	15,104,116
Capital One Financial	88,820	12,886,894
JPMorgan Chase & Co.	75,380	11,936,423
		52,900,913
Healthcare — 16.01%
Envista Holdings †	301,460	13,583,788
HCA Healthcare	53,190	13,665,575
IQVIA Holdings †	50,000	14,107,000
Merck & Co.	99,180	7,601,155
Pfizer	281,610	16,629,070
Thermo Fisher Scientific	20,670	13,791,851
West Pharmaceutical Services	38,010	17,827,070
		97,205,509
Industrials — 11.83%
Dover	84,150	15,281,640
EMCOR Group	98,570	12,556,832
Parker-Hannifin	49,640	15,791,477
Rockwell Automation	40,900	14,267,965
United Parcel Service Class B	65,110	13,955,677
		71,853,591
Information Technology — 35.42%
Adobe †	29,850	16,926,741
Apple	191,368	33,981,216
Arrow Electronics †	95,120	12,771,762
Cadence Design Systems †	107,190	19,974,857
EPAM Systems †	30,353	20,289,463
Fortinet †	62,440	22,440,936
KLA	37,780	16,249,556
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Microsoft	87,340	$ 29,374,189
NVIDIA	76,900	22,617,059
Zebra Technologies Class A †	34,377	20,461,190
		215,086,969
Materials — 1.45%
Westlake Chemical	90,730	8,812,605
		8,812,605
Total Common Stock (cost $320,123,851)		600,040,520

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,005,208	2,005,208
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,005,208	2,005,208
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	2,005,208	2,005,208
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,005,209	2,005,209
Total Short-Term Investments (cost $8,020,833)		8,020,833

Total Value of Securities—100.13% (cost $328,144,684)		608,061,353
Liabilities Net of Receivables and Other Assets—(0.13%)		(765,335)
Net Assets Applicable to 42,976,314 Shares Outstanding—100.00%		$607,296,018
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-QGV [12/21] 2/22 (2025801)    1